UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q
                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


                 Investment Company Act file number  811-09917
                                                    -----------


                        SENTINEL VARIABLE PRODUCTS TRUST
                        --------------------------------
               (Exact name of registrant as specified in charter)


                             ONE NATIONAL LIFE DRIVE
                               MONPELIER, VT 05604
                            -------------------------
               (Address of principal executive offices) (Zip code)


                     SENTINEL ADMINISTRATIVE SERVICES, INC.
                             ONE NATIONAL LIFE DRIVE
                              MONTPELIER, VT 05604
                     ---------------------------------------
                     (Name and address of agent for service)


                                 (802) 229-3113
                                 --------------
               Registrant's telephone number, including area code


Date of fiscal year end:  12/31/07
                         ----------

Date of reporting period: 03/31/07
                         ----------

SENTINEL VARIABLE PRODUCTS TRUST BALANCED FUND

PORTFOLIO WEIGHTINGS at 03/31/07
AVERAGE EFFECTIVE DURATION (for all Fixed Income Holdings) 4.3 YEARS**

Asset Category                                          Percentage of Net Assets
--------------------------------------------------------------------------------
Common Stocks                                                              66.7%
U.S. Government Obligations                                                32.0%
Cash and Other                                                              1.3%
--------------------------------------------------------------------------------

TOP 10 EQUITY HOLDINGS* AS OF 03/31/07

Description                                             Percentage of Net Assets
--------------------------------------------------------------------------------
United Technologies Corp.                                                   1.8%
Medtronic, Inc.                                                             1.7%
General Electric Co.                                                        1.7%
JPMorgan Chase & Co.                                                        1.6%
ExxonMobil Corp.                                                            1.4%
Johnson & Johnson                                                           1.4%
Schlumberger Ltd.                                                           1.2%
Citigroup, Inc.                                                             1.2%
Bank of America Corp.                                                       1.2%
Procter & Gamble Co.                                                        1.2%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS*                                                     14.4%

TOP 10 FIXED INCOME HOLDINGS* AS OF 03/31/07

                                                       Maturity       Percent of
Description                               Coupon         Date         Net Assets
--------------------------------------------------------------------------------
FNR 06-63 VH                                6.5%       03/25/23           7.3%
FHR 3254 QE                                 6.0%       11/15/36           4.8%
FNR 06-81 NB                                6.0%       12/25/30           4.8%
FHR 2713 EJ                                 5.5%       12/15/33           4.6%
FHR 2456 CJ                                 6.5%       06/15/32           3.0%
FNR 06-66 NV                                6.5%       02/25/24           2.5%
FNR 06-88 BV                                6.5%       11/25/25           2.5%
FNR 06-78 BV                                6.5%       06/25/23           2.5%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS*                                                   32.0%

* "Top 10 Equity Holdings" and "Top 10 Fixed Income Holdings" Excludes any short-term investments and money market funds. Holdings vary. More complete holdings below.

INVESTMENT IN SECURITIES
at March 31, 2007 (Unaudited)

                                                PRINCIPAL AMOUNT       VALUE
                                                    (M=$1000)        (Note 2)
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 32.0%
U.S. GOVERNMENT AGENCY OBLIGATIONS 32.0%
FEDERAL HOME LOAN MORTGAGE CORPORATION 12.5%
Collateralized Mortgage Obligations:
FHR 2456 CJ
  6.5%, 06/15/32                                        607M       $    626,150
FHR 2713 EJ
  5.5%, 12/15/33                                      1,000M            978,620
FHR 3254 QE
  6%, 11/15/36                                        1,000M          1,024,370
                                                                   ------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                          2,629,140
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 19.5%
Collateralized Mortgage Obligations:
FNR 06-63 VH
  6.5%, 03/25/23                                      1,500M          1,551,525
FNR 06-78 BV
  6.5%, 06/25/23                                        500M            517,950
FNR 06-66 NV
  6.5%, 02/25/24                                        500M            518,360
FNR 06-88 BV
  6.5%, 11/25/25                                        500M            518,290
FNR 06-81 NB
  6%, 12/25/30                                        1,000M       $  1,016,780
                                                                   ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           4,122,905
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $6,691,969)                                                   6,752,045
                                                                   ------------

                                                                       VALUE
                                                     SHARES          (Note 2)
-------------------------------------------------------------------------------
COMMON STOCKS 66.7%
CONSUMER DISCRETIONARY 5.2%
Comcast Corp. (a)                                      8,250            210,127
Grupo Televisa SA ADR                                  4,000            119,200
Hilton Hotels Corp. (b)                                2,500             89,900
McDonald's Corp.                                       2,000             90,100
McGraw-Hill Cos., Inc.                                 2,200            138,336
Staples, Inc. (b)                                      3,500             90,440
Time Warner, Inc. (b)                                  5,000             98,600
TJX Cos., Inc. (b)                                     2,500             67,400
Walt Disney Co.                                        5,800            199,694
                                                                   ------------
                                                                      1,103,797
                                                                   ------------
CONSUMER STAPLES 5.6%
Altria Group, Inc.                                     2,000            175,620
CVS Corp. (b)                                          2,700             92,178
Diageo PLC ADR                                         1,500            121,425
Kellogg Co.                                            1,800             92,574
Kimberly-Clark Corp.                                   1,500            102,735
PepsiCo, Inc.                                          3,500            222,460
Procter & Gamble Co.                                   4,000            252,640
Wal-Mart Stores, Inc.                                  2,500            117,375
                                                                   ------------
                                                                      1,177,007
                                                                   ------------
ENERGY 6.3%
Chevron Corp.                                          2,500            184,900
EOG Resources, Inc.                                    2,100            149,814
ExxonMobil Corp.                                       4,000            301,800
GlobalSantaFe Corp. (b)                                1,500             92,520
Noble Energy, Inc. (b)                                 2,000            119,300
Pride Int'l., Inc. (a)                                 2,500             75,250
Schlumberger Ltd.                                      3,800            262,580
Weatherford Int'l., Ltd. (a)(b)                        3,500            157,850
                                                                   ------------
                                                                      1,344,014
                                                                   ------------
FINANCIALS 12.5%
American Express Co.                                   2,700            152,280
American Int'l. Group, Inc.                            3,000            201,660
Ameriprise Financial, Inc.                               540             30,856
Bank of America Corp.                                  5,000            255,100
Bank of New York Co., Inc.                             3,000            121,650
Citigroup, Inc.                                        5,000            256,700
Goldman Sachs Group, Inc. (b)                            600            123,978
Hartford Financial Services                            1,500            143,370
JPMorgan Chase & Co.                                   7,000            338,660
Mellon Financial Corp. (b)                             3,500            150,990

    The accompanying notes are an integral part of the financial statements.

Sentinel Variable Products Trust Balanced Fund

                                                                       VALUE
                                                     SHARES          (Note 2)
-------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                              1,700       $    138,839
Moody's Corp.                                          1,000             62,060
Morgan Stanley                                         1,700            133,892
Travelers Cos., Inc.                                   2,500            129,425
US Bancorp (b)                                         3,400            118,898
Wachovia Corp.                                         2,400            132,120
Wells Fargo & Co.                                      4,200            144,606
                                                                   ------------
                                                                      2,635,084
                                                                   ------------
HEALTH CARE 11.1%
Amgen, Inc. (a)                                        3,000            167,640
Baxter Int'l., Inc.                                    2,500            131,675
Bristol-Myers Squibb Co.                               2,000             55,520
Cigna Corp.                                              500             71,330
Eli Lilly & Co.                                        2,500            134,275
GlaxoSmithKline PLC ADR                                2,500            138,150
Johnson & Johnson                                      5,000            301,300
Laboratory Corp of America Holdings (a)(b)             1,100             79,893
Medco Health Solutions, Inc. (a)(b)                    1,200             87,036
Medtronic, Inc.                                        7,500            367,950
Novartis AG ADR                                        2,600            142,038
Pfizer, Inc.                                           7,200            181,872
Schering-Plough Corp. (b)                              6,700            170,917
St. Jude Medical, Inc. (a)                             2,000             75,220
Teva Pharmaceutical Industries Ltd. ADR                3,200            119,776
Zimmer Holdings, Inc. (a)(b)                           1,500            128,115
                                                                   ------------
                                                                      2,352,707
                                                                   ------------
INDUSTRIALS 11.0%
Boeing Co.                                             2,000            177,820
Canadian National Railway Co.                          1,800             79,452
Deere & Co. (b)                                        1,500            162,960
General Dynamics Corp.                                 1,800            137,520
General Electric Co.                                  10,000            353,600
Honeywell Int'l., Inc.                                 5,200            239,512
Northrop Grumman Corp.                                 1,700            126,174
Rockwell Automation, Inc. (b)                          1,500             89,805
Tyco Int'l. Ltd.                                       6,000            189,300
Union Pacific Corp.                                    2,000            203,100
United Technologies Corp.                              6,000            390,000
Waste Management, Inc.                                 5,000            172,050
                                                                   ------------
                                                                      2,321,293
                                                                   ------------
INFORMATION TECHNOLOGY 10.2%
Accenture Ltd. (b)                                     2,100             80,934
Adobe Systems, Inc. (a)                                3,500            145,950
Applied Materials, Inc. (b)                            5,000             91,600
Broadcom Corp. (a)(b)                                  2,600             83,382
Cisco Systems, Inc. (a)                                4,700            119,991
Citrix Systems, Inc. (a)(b)                            2,500             80,075
EMC Corp. (a)(b)                                       8,000            110,800
Intel Corp.                                            7,400            141,562
Int'l Business Machines Corp. (b)                      1,600            150,816
Microchip Technology, Inc. (b)                         4,000            142,120
Microsoft Corp.                                        9,000            250,830
Motorola, Inc.                                         7,000            123,690
Nokia Oyj ADR                                          5,900            135,228
Oracle Corp. (a)                                       6,100            110,593
SAP AG ADR (b)                                         3,100            138,415
Seagate Technology (b)                                 5,000            116,500
Texas Instruments, Inc.                                4,500            135,450
                                                                   ------------
                                                                      2,157,936
                                                                   ------------
MATERIALS 2.8%
EI Du Pont de Nemours & Co. (b)                        3,500            173,005
Freeport-McMoRan Copper & Gold, Inc. (b)               3,000            198,570
Praxair, Inc. (b)                                      3,500            220,360
                                                                   ------------
                                                                        591,935
                                                                   ------------
TELECOMMUNICATION SERVICES 1.5%
America Movil SA de CV ADR                             2,300            109,917
AT&T, Inc.                                             2,400             94,632
Verizon Communications, Inc.                           3,000            113,760
                                                                   ------------
                                                                        318,309
                                                                   ------------
UTILITIES 0.5%
Entergy Corp.                                          1,000            104,920
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $10,336,622)                                                 14,107,002
                                                                   ------------
MONEY MARKET FUNDS 14.6%
State Street Navigator Securities Lending
  Prime Portfolio (c)
  (Cost $3,087,848)                                3,087,848          3,087,848
                                                                   ------------
TOTAL INVESTMENTS 113.3%
  (COST $20,116,439)**                                               23,946,895

EXCESS OF LIABILITIES OVER OTHER ASSETS (13.3)%                      (2,811,639)
                                                                   ------------
NET ASSETS 100.0%                                                   $21,135,256
                                                                   ============

FOOTNOTES

(a)   Non-income producing
(b) All or a portion of this security was on loan at March 31, 2007. The aggregate cost and market value of securities on loan at March 31, 2007 is $2,199,292 and $3,018,647, respectively.
(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 2).
** Cost for federal income tax purposes is substantially similar. At March 31, 2007 unrealized appreciation for federal income tax purposes aggregated $3,830,456 of which $3,918,271 related to appreciated securities and $87,815 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:
ADR - American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST BOND FUND

AVERAGE EFFECTIVE DURATION**
as a percentage of net assets as of 03/31/07
AVERAGE EFFECTIVE DURATION (for all Fixed Income Holdings) 4.5 years**

Duration                                                                 Percent
--------------------------------------------------------------------------------
Less than 1 yr.                                                            3.30%
1 yr. to 2.99 yrs.                                                        22.51%
3 yrs. to 3.99 yrs.                                                       24.84%
4 yrs. to 5.99 yrs.                                                       18.81%
6 yrs. to 7.99 yrs.                                                       26.24%
8 yrs. and over                                                            4.30%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
as a percentage of net assets as of 03/31/07

                                                         Maturity
Description                             Coupon             Date          Percent
--------------------------------------------------------------------------------
FNR 06-63 VH                              6.5%           03/25/23           9.2%
U.S. Treasury Note                        3.4%           10/15/09           7.6%
FNR 06-88 BV                              6.5%           11/25/25           6.9%
FHR 2456 CJ                               6.5%           06/15/32           6.9%
FHR 3181 BV                               6.5%           06/15/26           4.6%
FNR 06-78 BV                              6.5%           06/25/23           4.6%
FHR 3254 QE                               6.0%           11/15/36           4.6%
FNR 06-90 BG                              6.0%           09/25/36           4.5%
FHR 3218 MB                               6.0%           01/15/26           4.5%
FHLMC A57126                              6.0%           02/01/37           4.5%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS                                                      57.9%

* "Top 10 Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings below.
** The average effective duration considers the call and put date of a security and the pre-payment risk of the mortgage-backed bonds to measure the sensitivity of the Fund's price due to changes in interest rates.

INVESTMENT IN SECURITIES
at March 31, 2007 (Unaudited)

                                                PRINCIPAL AMOUNT       VALUE
                                                    (M=$1000)        (Note 2)
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 78.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS 65.7%
FEDERAL HOME LOAN MORTGAGE CORPORATION 29.4%
Collateralized Mortgage Obligations:
FHR 3218 MB
  6%, 01/15/26                                        1,000M       $  1,018,800
FHR 3181 BV
  6.5%, 06/15/26                                      1,000M          1,038,060
FHR 2456 CJ
  6.5%, 06/15/32                                      1,507M          1,554,273
FHR 2713 EJ
  5.5%, 12/15/33                                      1,000M            978,620
FHR 3254 QE
  6%, 11/15/36                                        1,000M          1,024,370
                                                                   ------------
                                                                      5,614,123
                                                                   ------------
Mortgage-Backed Securities:
30-Year:
FHLMC A57126
  6%, 02/01/37                                          999M          1,007,473
                                                                   ------------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION                          6,621,596
                                                                   ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION 36.3%
Collateralized Mortgage Obligations:
FNR 06-63 VH
  6.5%, 03/25/23                                      2,000M          2,068,700
FNR 06-78 BV
  6.5%, 06/25/23                                      1,000M          1,035,900
FNR 06-66 NV
  6.5%, 02/25/24                                        551M            571,730
FNR 06-88 BV
  6.5%, 11/25/25                                      1,500M          1,554,870
FNR 04-91 BK
  4.5%, 07/25/31                                      1,000M            939,880
FNR 06-63 QH
  5.5%, 07/25/36                                      1,000M            977,620
FNR 06-90 BG
  6%, 09/25/36                                        1,000M          1,019,170
                                                                   ------------
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION                           8,167,870
                                                                   ------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                             14,789,466
                                                                   ------------
U.S. TREASURY OBLIGATIONS 13.1%
5-Year:
U.S. Treasury Note
  4.375%, 01/31/08 (a)                                  750M            746,625
U.S. Treasury Note
  3.375%, 10/15/09 (a)                                1,750M          1,701,192
U.S. Treasury Note
  3.625%, 01/15/10 (a)                                  500M            488,145
                                                                   ------------
                                                                      2,935,962
                                                                   ------------
TOTAL U.S. GOVERNMENT OBLIGATIONS
  (COST $17,676,647)                                                 17,725,428
                                                                   ------------
BONDS 21.8%
BASIC MATERIALS 2.1%
Alcan, Inc.
  5%, 06/01/15                                          500M            480,370
                                                                   ------------
CONSUMER CYCLICAL 3.1%
McDonald's Corp.
  4.125%, 06/01/13                                      750M            705,638
                                                                   ------------
CONSUMER STAPLE 5.3%
Anheuser-Busch Cos., Inc.
  4.375%, 01/15/13 (a)                                  740M            709,978
Ingersoll-Rand Co.
  4.75%, 05/15/15                                       500M            474,905
                                                                   ------------
                                                                      1,184,883
                                                                   ------------
FINANCIAL 5.6%
Bank of New York
  4.95%, 01/14/11 (a)                                   500M            499,135
Fleet National Bank
  5.75%, 01/15/09                                       250M            252,702
John Deere Capital Corp.
  5.4%, 04/07/10 (a)                                    500M            505,335
                                                                   ------------
                                                                      1,257,172
                                                                   ------------
MEDIA 2.4%
Time Warner Cos., Inc.
  6.875%, 06/15/18                                      500M            538,415
                                                                   ------------
REAL ESTATE 3.3%
Duke Realty LP
  5.4%, 08/15/14 (a)                                    250M            248,088

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST BOND FUND

                                                PRINCIPAL AMOUNT       VALUE
                                                    (M=$1000)        (Note 2)
-------------------------------------------------------------------------------
ERP Operating LP
5.25%, 09/15/14                                         500M       $    496,425
                                                                   ------------
                                                                        744,513
                                                                   ------------
TOTAL BONDS
(COST $4,994,703)                                                     4,910,991
                                                                   ------------

                                                                       VALUE
                                                     SHARES          (Note 2)
-------------------------------------------------------------------------------
MONEY MARKET FUNDS 20.5%
State Street Navigator Securities Lending
  Prime Portfolio (b)
  (Cost $4,601,953)                                4,601,953          4,601,953
                                                                   ------------
TOTAL INVESTMENTS 121.1%
  (COST $27,273,303)**                                               27,238,372

EXCESS OF LIABILITIES OVER OTHER ASSETS (21.1)%                      (4,741,325)
                                                                   ------------
NET ASSETS 100.0%                                                  $ 22,497,047
                                                                   ============

FOOTNOTES

(a) All or a portion of this security was on loan at March 31, 2007. The aggregate cost and market value of securities on loan at March 31, 2007 is $4,486,403 and $4,451,950, respectively.
(b) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 2).
** Cost for federal income tax purposes is substantially similar. At March 31, 2007 unrealized depreciation for federal income tax purposes aggregated $34,931 of which $111,345 related to appreciated securities and $146,276 related to depreciated securities.

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND

TOP SECTORS
As a percentage of net assets as of 03/31/07

Sector                                                                   Percent
--------------------------------------------------------------------------------
Financials                                                                 18.3%
Industrials                                                                15.6%
Health Care                                                                14.4%
Information Technology                                                     13.2%
Energy                                                                      9.9%
Consumer Staples                                                            8.4%
Consumer Discretionary                                                      7.6%
Materials                                                                   4.5%
Telecommunication Services                                                  2.5%
Utilities                                                                   1.0%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
As a percentage of net assets as of 03/31/07

Description                                                              Percent
--------------------------------------------------------------------------------
General Electric Co.                                                        2.6%
United Technologies Corp.                                                   2.6%
Schlumberger Ltd.                                                           2.4%
Johnson & Johnson                                                           2.3%
ExxonMobil Corp.                                                            2.2%
Citigroup, Inc.                                                             2.0%
JPMorgan Chase & Co.                                                        1.9%
Medtronic, Inc.                                                             1.9%
Bank of America Corp.                                                       1.9%
Tyco Int'l. Ltd.                                                            1.8%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS                                                      21.6%

* "Top 10 Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.

INVESTMENT IN SECURITIES
at March 31, 2007 (Unaudited)

                                                                       VALUE
                                                     SHARES          (Note 2)
-------------------------------------------------------------------------------
COMMON STOCKS 95.4%
CONSUMER DISCRETIONARY 7.6%
Comcast Corp. (a)                                     45,600       $  1,161,432
Grupo Televisa SA ADR                                 17,500            521,500
Hilton Hotels Corp.                                   15,000            539,400
McDonald's Corp.                                      14,000            630,700
McGraw-Hill Cos., Inc.                                 9,400            591,072
Staples, Inc.                                         18,000            465,120
Time Warner, Inc.                                     55,000          1,084,600
TJX Cos., Inc.                                        13,900            374,744
Walt Disney Co.                                       21,400            736,802
                                                                   ------------
                                                                      6,105,370
                                                                   ------------
CONSUMER STAPLES 8.4%
Altria Group, Inc.                                    14,600          1,282,026
CVS Corp.                                             13,500            460,890
Diageo PLC ADR                                         8,500            688,075
Kellogg Co.                                            9,200            473,156
Kimberly-Clark Corp.                                  12,000            821,880
PepsiCo, Inc.                                         21,200          1,347,472
Procter & Gamble Co.                                  17,852          1,127,532
Wal-Mart Stores, Inc.                                 11,000            516,450
                                                                   ------------
                                                                      6,717,481
                                                                   ------------
ENERGY 9.9%
Chevron Corp.                                         14,100          1,042,836
EOG Resources, Inc.                                   11,200            799,008
ExxonMobil Corp.                                      23,000          1,735,350
GlobalSantaFe Corp.                                    9,800            604,464
Noble Energy, Inc.                                    10,000            596,500
Pride Int'l., Inc. (a)                                10,000            301,000
Schlumberger Ltd.                                     27,916          1,928,996
Weatherford Int'l., Ltd. (a)                          19,500            879,450
                                                                   ------------
                                                                      7,887,604
                                                                   ------------
FINANCIALS 18.3%
American Express Co.                                  19,213          1,083,613
American Int'l. Group, Inc.                           15,000          1,008,300
Ameriprise Financial, Inc.                             3,842            219,532
Bank of America Corp.                                 29,678          1,514,172
Bank of New York Co., Inc.                            24,500            993,475
Citigroup, Inc.                                       31,000          1,591,540
Goldman Sachs Group, Inc.                              2,800            578,564
Hartford Financial Services                            6,500            621,270
JPMorgan Chase & Co.                                  32,000          1,548,160
Mellon Financial Corp.                                16,900            729,066
Merrill Lynch & Co., Inc.                              9,800            800,366
Moody's Corp.                                          6,000            372,360
Morgan Stanley                                         7,600            598,576
PNC Financial Services Group, Inc.                     4,000            287,880
Travelers Cos., Inc.                                  15,000            776,550
US Bancorp (b)                                        15,000            524,550
Wachovia Corp.                                        14,500            798,225
Wells Fargo & Co.                                     17,800            612,854
                                                                   ------------
                                                                     14,659,053
                                                                   ------------
HEALTH CARE 14.4%
Amgen, Inc. (a)                                       14,000            782,320
Baxter Int'l., Inc.                                   15,800            832,186
Bristol-Myers Squibb Co.                              16,400            455,264
Cigna Corp.                                            2,400            342,384
Eli Lilly & Co.                                       10,000            537,100
GlaxoSmithKline PLC ADR (b)                           12,000            663,120
Johnson & Johnson                                     30,000          1,807,800
Laboratory Corp of America Holdings (a)(b)             5,100            370,413
Medco Health Solutions, Inc. (a)                       5,000            362,650
Medtronic, Inc.                                       31,400          1,540,484
Novartis AG ADR                                       12,300            671,949
Pfizer, Inc.                                          34,800            879,048
Schering-Plough Corp.                                 25,300            645,403
St. Jude Medical, Inc. (a)                            10,000            376,100
Teva Pharmaceutical Industries Ltd. ADR               11,700            437,931
Zimmer Holdings, Inc. (a)                             10,000            854,100
                                                                   ------------
                                                                     11,558,252
                                                                   ------------
INDUSTRIALS 15.6%
Boeing Co.                                             9,100            809,081
Canadian National Railway Co.                          8,900            392,846
Deere & Co.                                            7,500            814,800
General Dynamics Corp.                                 8,800            672,320
General Electric Co.                                  60,000          2,121,600
Honeywell Int'l., Inc.                                22,100          1,017,926
Northrop Grumman Corp.                                 8,800            653,136
Rockwell Automation, Inc. (b)                         11,300            676,531

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST COMMON STOCK FUND

                                                                       VALUE
                                                     SHARES          (Note 2)
-------------------------------------------------------------------------------
Tyco Int'l. Ltd.                                      45,000       $  1,419,750
Union Pacific Corp.                                    8,100            822,555
United Technologies Corp.                             32,000          2,080,000
Waste Management, Inc.                                30,000          1,032,300
                                                                   ------------
                                                                     12,512,845
                                                                   ------------
INFORMATION TECHNOLOGY 13.2%
Accenture Ltd.                                        10,000            385,400
Adobe Systems, Inc. (a)                               17,500            729,750
Applied Materials, Inc.                               20,000            366,400
Broadcom Corp. (a)                                    13,500            432,945
Cisco Systems, Inc. (a)                               26,100            666,333
Citrix Systems, Inc. (a)                              10,000            320,300
EMC Corp. (a)                                         40,000            554,000
Intel Corp.                                           40,000            765,200
Int'l Business Machines Corp.                          9,000            848,340
Microchip Technology, Inc. (b)                        14,000            497,420
Microsoft Corp.                                       45,000          1,254,150
Motorola, Inc.                                        29,300            517,731
Nokia Oyj ADR                                         34,400            788,448
Oracle Corp. (a)                                      25,000            453,250
Qualcomm, Inc.                                         8,500            362,610
SAP AG ADR (b)                                        11,700            522,405
Seagate Technology                                    26,200            610,460
Texas Instruments, Inc.                               17,000            511,700
                                                                   ------------
                                                                     10,586,842
                                                                   ------------
MATERIALS 4.5%
EI Du Pont de Nemours & Co.                           20,000            988,600
Freeport-McMoRan Copper & Gold, Inc. (b)              20,800          1,376,752
Newmont Mining Corp.                                   3,200            134,368
Praxair, Inc.                                         17,000          1,070,320
                                                                   ------------
                                                                      3,570,040
                                                                   ------------
TELECOMMUNICATION SERVICES 2.5%
America Movil SA de CV ADR                            11,500            549,585
AT&T, Inc.                                            14,400            567,792
Embarq Corp.                                             635             35,782
Verizon Communications, Inc.                          10,000            379,200
Vodafone Group PLC ADR                                17,500            470,050
                                                                   ------------
                                                                      2,002,409
                                                                   ------------
UTILITIES 1.0%
Entergy Corp.                                          7,500            786,900
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $55,858,959)                                                 76,386,796
                                                                   ------------
MONEY MARKET FUNDS 3.4%
State Street Navigator Securities Lending
  Prime Portfolio (c)
  (Cost $2,763,987)                                2,763,987       $  2,763,987
                                                                   ------------

                                                PRINCIPAL AMOUNT       VALUE
                                                    (M=$1000)        (Note 2)
-------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 3.4%
American Express Credit
  5.22%, 04/03/07 2,700M                                           $  2,699,217
                                                                   ------------
TOTAL INVESTMENTS 102.2%
  (COST $61,322,163)**                                               81,850,000
EXCESS OF LIABILITIES OVER OTHER ASSETS (2.2)%                       (1,780,725)
                                                                   ------------
NET ASSETS 100.0%                                                  $ 80,069,275
                                                                   ============

FOOTNOTES

(a)   Non-income producing
(b) All or a portion of this security was on loan at March 31, 2007. The aggregate cost and market value of securities on loan at March 31, 2007 is $1,607,882 and $2,706,464, respectively.
(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 2).
** Cost for federal income tax purposes is substantially similar. At March 31, 2007 unrealized appreciation for federal income tax purposes aggregated $20,527,837 of which $21,320,838 related to appreciated securities and $793,001 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:

ADR - American Depositary Receipt

SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND

TOP SECTORS
As a percentage of net assets as of 03/31/07

Sector                                                                   Percent
--------------------------------------------------------------------------------
Information Technology                                                     24.0%
Consumer Discretionary                                                     19.4%
Industrials                                                                17.4%
Health Care                                                                10.8%
Energy                                                                      9.6%
Financials                                                                  8.1%
Materials                                                                   5.4%
Telecommunication Services                                                  1.4%
Consumer Staples                                                            1.3%
Utilities                                                                   1.1%
--------------------------------------------------------------------------------

TOP 10 HOLDINGS*
As a percentage of net assets as of 03/31/07

Description                                                              Percent
--------------------------------------------------------------------------------
MEMC Electronic Materials, Inc.                                             2.0%
Coach, Inc.                                                                 1.9%
Allegheny Technologies, Inc.                                                1.7%
Tempur-Pedic Int'l., Inc.                                                   1.7%
Precision Castparts Corp.                                                   1.7%
Praxair, Inc.                                                               1.6%
Cameron Int'l. Corp.                                                        1.5%
Bed Bath & Beyond, Inc.                                                     1.4%
Grant Prideco, Inc.                                                         1.4%
Activision, Inc.                                                            1.4%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS                                                      16.3%

* "Top 10 Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.

INVESTMENT IN SECURITIES
at March 31, 2007 (Unaudited)

                                                                       VALUE
                                                     SHARES          (Note 2)
-------------------------------------------------------------------------------
COMMON STOCKS 98.5%
CONSUMER DISCRETIONARY 19.4%
American Eagle Outfitters (a)                         10,300       $    308,897
Bed Bath & Beyond, Inc. (a)(b)                         8,900            357,513
Cablevision Systems Corp.                              6,500            197,795
Coach, Inc. (b)                                        9,600            480,480
Dick's Sporting Goods, Inc. (a)(b)                     5,700            332,082
Domino's Pizza, Inc.                                  10,000            324,700
Hilton Hotels Corp. (a)                                9,000            323,640
Lamar Advertising Co. (a)                              5,000            314,850
Marriott Int'l., Inc (a)                               6,600            323,136
PetSmart, Inc. (a)                                    10,600            349,376
Sally Beauty Holdings, Inc. (a)(b)                    24,500            225,155
Starwood Hotels & Resorts Worldwide, Inc.              4,900            317,765
Tempur-Pedic Int'l., Inc. (a)                         16,100            418,439
TJX Cos., Inc. (a)                                     5,500            148,280
Toll Brothers, Inc. (a)(b)                             4,500            123,210
Wolverine World Wide, Inc. (a)                        10,000            285,700
                                                                   ------------
                                                                      4,831,018
                                                                   ------------
CONSUMER STAPLES 1.3%
McCormick & Co, Inc./MD                                8,100            312,012
                                                                   ------------
ENERGY 9.6%
Cameron Int'l. Corp. (b)                               5,800            364,182
GlobalSantaFe Corp. (a)                                4,800            296,064
Grant Prideco, Inc. (a)(b)                             7,100            353,864
Noble Energy, Inc.                                     5,300            316,145
Range Resources Corp. (a)                              7,400            247,160
Smith Int'l., Inc. (a)                                 4,100            197,005
Weatherford Int'l., Ltd. (a)(b)                        7,000            315,700
Williams Cos, Inc.                                    10,000            284,600
                                                                   ------------
                                                                      2,374,720
                                                                   ------------
FINANCIALS 8.1%
Affiliated Managers Group, Inc. (a)(b)                 3,000            325,050
Chicago Mercantile Exchange Holdings, Inc.               600            319,476
HCC Insurance Holdings, Inc. (a)                       6,800            209,440
IntercontinentalExchange, Inc. (b)                     2,000            244,420
Moody's Corp. (a)                                      4,000            248,240
Nasdaq Stock Market, Inc. (a)(b)                       6,500            191,165
Raymond James Financial, Inc.                         10,100            300,576
T Rowe Price Group, Inc.                               3,900            184,041
                                                                   ------------
                                                                      2,022,408
                                                                   ------------
HEALTH CARE 10.8%
Community Health
  Systems, Inc. (a)(b)                                 4,500            158,625
Covance, Inc. (a)(b)                                   5,500            326,370
Gen-Probe, Inc. (b)                                    6,500            306,020
Henry Schein, Inc. (a)(b)                              4,400            242,792
Medicis Pharmaceutical Corp. (a)                       7,800            240,396
Medimmune, Inc. (a)(b)                                 8,000            291,120
Shire PLC ADR (a)                                      5,000            309,500
St. Jude Medical, Inc. (a)(b)                          8,600            323,446
Varian Medical Systems, Inc. (b)                       4,000            190,760
VCA Antech, Inc. (b)                                   8,400            305,004
                                                                   ------------
                                                                      2,694,033
                                                                   ------------
INDUSTRIALS 17.4%
Ametek, Inc. (a)                                       9,000            310,860
BE Aerospace, Inc. (a)(b)                             10,000            317,000
Corrections Corp of America (a)(b)                     6,600            348,546
Dover Corp.                                            3,800            185,478
Expeditors Int'l. Washington, Inc. (a)                 7,000            289,240
Goodrich Corp. (a)                                     6,500            334,620
ITT Corp.                                              4,700            283,504
Jacobs Engineering Group, Inc. (b)                     7,200            335,880
Precision Castparts Corp.                              4,000            416,200
Republic Services, Inc.                               10,800            300,456
Ritchie Bros Auctioneers, Inc.                         5,000            292,600
Robert Half Int'l., Inc.                               7,700            284,977

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST MID CAP GROWTH FUND

                                                                       VALUE
                                                     SHARES          (Note 2)
-------------------------------------------------------------------------------
Roper Industries, Inc. (a)                             6,000       $    329,280
Stericycle, Inc. (a)(b)                                3,600            293,400
                                                                   ------------
                                                                      4,322,041
                                                                   ------------
INFORMATION TECHNOLOGY 24.0%
Activision, Inc. (a)(b)                               18,600            352,284
Adtran, Inc. (a)                                       6,500            158,275
Akamai Technologies, Inc. (a)(b)                       6,800            339,456
Amphenol Corp. (a)                                     5,000            322,850
Ansys, Inc. (a)(b)                                     5,600            284,312
Autodesk, Inc. (b)                                     7,700            289,520
Business Objects SA ADR (a)(b)                         7,600            275,044
Ciena Corp. (a)(b)                                     7,000            195,650
Citrix Systems, Inc. (a)(b)                           10,000            320,300
Cognizant Technology Solutions Corp. (b)               3,520            310,711
Equinix, Inc. (a)(b)                                   3,600            308,268
Hyperion Solutions Corp. (a)(b)                        4,800            248,784
Kla-Tencor Corp. (a)                                   5,100            271,932
Maxim Integrated Products, Inc.                        8,000            235,200
MEMC Electronic Materials, Inc. (b)                    8,100            490,698
Novell, Inc. (a)(b)                                   40,800            294,576
Research In Motion Ltd. (b)                            1,800            245,682
Salesforce.com, Inc. (a)(b)                            7,200            308,304
Tellabs, Inc. (b)                                     14,500            143,550
Tessera Technologies, Inc. (b)                         7,600            302,024
Xilinx, Inc. (a)                                      11,000            283,030
                                                                   ------------
                                                                      5,980,450
                                                                   ------------
MATERIALS 5.4%
Allegheny Technologies, Inc. (a)                       4,000            426,760
Carpenter Technology Corp.                             2,700            326,052
Freeport-McMoRan Copper & Gold, Inc.                   2,800            185,332
Praxair, Inc.                                          6,500            409,240
                                                                   ------------
                                                                      1,347,384
                                                                   ------------
TELECOMMUNICATION SERVICES 1.4%
NII Holdings, Inc. (b)                                 4,700            348,646
                                                                   ------------
UTILITIES 1.1%
AES Corp. (b)                                         13,000            279,760
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $19,773,724)                                                 24,512,472
                                                                   ------------
MONEY MARKET FUNDS 25.6%
State Street Navigator Securities Lending
  Prime Portfolio (c)
  (Cost $6,360,184)                                6,360,184          6,360,184
                                                                   ------------
TOTAL INVESTMENTS 124.1%
(COST $26,133,908)**                                                 30,872,656

EXCESS OF LIABILITIES OVER OTHER ASSETS (24.1)%                      (5,988,451)
                                                                   ------------
NET ASSETS 100.0%                                                   $24,884,205
                                                                   ============

FOOTNOTES

(a) All or a portion of this security was on loan at March 31, 2007. The aggregate cost and market value of securities on loan at March 31, 2007 is $4,356,652 and $5,324,030, respectively.
(b)   Non-income producing
(c) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 2).
** Cost for federal income tax purposes is substantially similar. At March 31, 2007 unrealized appreciation for federal income tax purposes aggregated $4,738,748 of which $4,884,573 related to appreciated securities and $145,825 related to depreciated securities.

The following abbreviations are used in the portfolio descriptions:

ADR - American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST MONEY MARKET FUND

INVESTMENT IN SECURITIES
at March 31, 2007 (Unaudited)

                                                PRINCIPAL AMOUNT       VALUE
                                                    (M=$1000)        (Note 2)
-------------------------------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS 7.8%
U.S. GOVERNMENT AGENCY OBLIGATIONS 7.8%
FEDERAL HOME LOAN MORTGAGE CORPORATION 7.8%
Agency Discount Notes:
  5.13%, 04/02/07                                     1,900M       $  1,899,729
                                                                   ------------
CORPORATE SHORT-TERM NOTES 88.6%
Abbott Labs
  5.23%, 04/10/07                                     1,150M          1,148,496
Alcon Capital Corp.
  5.23%, 04/13/07                                     1,045M          1,043,178
American Express Credit
  5.23%, 04/02/07                                     1,250M          1,249,818
American General Finance
  5.27%, 04/13/07                                     1,130M          1,128,015
Anheuser Busch
  5.2%, 05/21/07                                      1,245M          1,236,008
BMW U.S. Capital
  5.22%, 04/30/07                                     1,085M          1,080,438
Chevron Oil Finance Co.
  5.21%, 04/16/07                                     1,068M          1,065,682
Citigroup Global
  5.25%, 04/03/07                                     1,300M          1,299,621
Coca Cola, Inc.
  5.21%, 04/26/07                                     1,250M          1,245,478
Fortis Funding
  5.235%, 04/20/07                                    1,250M          1,246,546
G.E. Capital Corp.
  5.23%, 04/27/07                                     1,100M          1,095,845
LBC (lasalle Bank Corp.)
  5.23%, 04/18/07                                       880M            877,827
New Jersey Natural Gas
  5.25%, 04/03/07                                     1,240M          1,239,638
Procter & Gamble
  5.23%, 04/17/07                                     1,260M          1,257,071
Reckitt Ben Plc
  5.24%, 04/04/07                                     1,165M          1,164,491
Southern Co. Funding
  5.24%, 04/19/07                                     1,215M          1,211,817
  5.28%, 04/25/07                                     1,138M          1,133,994
Toyota Credit
  5.22%, 04/25/07                                       505M            503,243
UBS Finance (de)
  5.25%, 04/05/07                                     1,250M          1,249,271
                                                                   ------------
TOTAL CORPORATE SHORT-TERM NOTES
  (COST $21,476,477)                                                 21,476,477
                                                                   ------------

                                                                       VALUE
                                                     SHARES          (Note 2)
-------------------------------------------------------------------------------
U.S. TREASURY INSTITUTIONAL FUNDS 3.1%
Blackrock Provident Institutional Funds
  TempCash Fund #21
  (Cost $738,000)                                    738,000            738,000
                                                                   ------------
TOTAL INVESTMENTS 99.5%
  (COST $24,114,206)**                                               24,114,206
OTHER ASSETS IN EXCESS OF LIABILITIES 0.5%                              116,160
                                                                   ------------
NET ASSETS 100.0%                                                  $ 24,230,366
                                                                   ============

FOOTNOTES

**    Also cost for federal income tax purposes.

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND

TOP SECTORS
As a percentage of net assets as of 03/31/07

Sector                                                                   Percent
--------------------------------------------------------------------------------
Industrials                                                                20.6%
Information Technology                                                     18.9%
Health Care                                                                15.1%
Consumer Discretionary                                                     13.0%
Financials                                                                 12.1%
Energy                                                                      7.1%
Materials                                                                   3.9%
Consumer Staples                                                            3.9%
Utilities                                                                   0.7%

TOP 10 HOLDINGS*
As a percentage of net assets as of 03/31/07

Description                                                              Percent
--------------------------------------------------------------------------------
Kronos Inc.                                                                 2.0%
Ansys, Inc.                                                                 1.8%
Micros Systems, Inc.                                                        1.8%
American Medical Systems Holdings, Inc.                                     1.7%
Aptargroup, Inc.                                                            1.6%
Moog, Inc.                                                                  1.5%
Formfactor, Inc.                                                            1.5%
Superior Energy Services                                                    1.5%
Heartland Express, Inc.                                                     1.4%
CRA Int'l. Inc                                                              1.4%
--------------------------------------------------------------------------------
  TOTAL OF NET ASSETS                                                      16.2%

* "Top 10 Holdings" excludes any short-term investments and money market funds. Holdings vary. More complete holdings follow.

INVESTMENT IN SECURITIES
at March 31, 2007 (Unaudited)

                                                                       VALUE
                                                     SHARES          (Note 2)
-------------------------------------------------------------------------------
COMMON STOCKS 95.3%
CONSUMER DISCRETIONARY 13.0%
Bright Horizons Family Solutions, Inc. (a)(b)         18,400       $    694,600
Coldwater Creek, Inc. (a)(b)                          22,300            452,244
Dress Barn, Inc. (b)                                  20,800            432,848
Harte-Hanks, Inc.                                     27,700            764,243
Hibbett Sports, Inc. (a)(b)                           19,100            546,069
LKQ Corp. (a)(b)                                      28,000            612,080
McCormick & Schmick's Seafood
  Restaurants, Inc. (a)(b)                             4,900            131,369
Men's Wearhouse, Inc.                                 17,700            832,785
Monarch Casino & Resort, Inc. (a)(b)                  17,300            449,800
Morningstar, Inc. (a)(b)                               4,000            206,560
Pool Corp. (a)                                        18,700            669,460
Rare Hospitality Int'l. Inc (b)                       17,500            526,575
Shuffle Master, Inc. (a)(b)                           13,500            246,375
Sonic Corp. (a)(b)                                    25,300            563,684
Tractor Supply Co. (a)(b)                             10,700            551,050
Wolverine World Wide, Inc. (a)                        12,500            357,125
                                                                   ------------
                                                                      8,036,867
                                                                   ------------
CONSUMER STAPLES 3.9%
Casey's General Stores, Inc. (a)                      17,100            427,671
Central Garden and Pet Co. (a)(b)                      9,100            134,407
Central Garden and Pet Co. - Class A (a)(b)           18,200            267,540
Chattem, Inc. (a)(b)                                  10,300            607,082
Church & Dwight Co., Inc. (a)                         14,900            750,215
Hain Celestial Group, Inc. (a)(b)                      6,700            201,469
                                                                   ------------
                                                                      2,388,384
                                                                   ------------
ENERGY 7.1%
Cabot Oil & Gas Corp.                                  8,900            599,148
Comstock Resources, Inc. (a)(b)                       22,700            621,526
Core Laboratories NV (b)                               8,100            679,023
Oil States Int'l. Inc (a)(b)                          25,000            802,250
Superior Energy Services (a)(b)                       26,200            903,114
Tetra Technologies, Inc. (a)(b)                       30,500            753,655
                                                                   ------------
                                                                      4,358,716
                                                                   ------------
FINANCIALS 12.1%
East West Bancorp, Inc. (a)                           18,300            672,891
Endurance Specialty Holdings Ltd. (a)                 21,000            750,540
First Midwest Bancorp Inc.                            21,000            771,750
Healthcare Realty Trust, Inc. (a)(c)                  15,500            578,150
Investment Technology Group, Inc. (b)                 11,300            442,960
Lexington Realty Trust (a)(c)                         26,500            559,945
optionsXpress Holdings, Inc. (a)                      29,500            694,430
Portfolio Recovery Associates, Inc. (a)(b)            12,700            567,055
RLI Corp.                                              8,200            450,426
Selective Insurance Group (a)                         28,600            728,156
UCBH Holdings, Inc. (a)                               40,800            759,696
Westamerica Bancorporation (a)                         9,400            452,798
                                                                   ------------
                                                                      7,428,797
                                                                   ------------
HEALTH CARE 15.1%
American Medical Systems Holdings, Inc. (a)(b)        48,600          1,028,862
Arthrocare Corp. (a)(b)                               21,000            756,840
Bio-Rad Laboratories, Inc. (b)                        10,500            733,320
DJO, Inc. (a)(b)                                      16,000            606,400
Haemonetics Corp. (a)(b)                              16,100            752,675
Healthways, Inc. (a)(b)                                6,300            294,525
ICU Medical, Inc. (a)(b)                               7,500            294,000
Idexx Laboratories, Inc. (b)                           5,500            481,965
Immucor, Inc. (a)(b)                                  12,800            376,704
Integra LifeSciences Holdings Corp. (a)(b)            11,200            510,496

    The accompanying notes are an integral part of the financial statements.

SENTINEL VARIABLE PRODUCTS TRUST SMALL COMPANY FUND

                                                                       VALUE
                                                     SHARES          (Note 2)
-------------------------------------------------------------------------------
Meridian Bioscience, Inc. (a)                         20,800       $    577,408
Option Care, Inc. (a)                                 28,900            384,370
Psychiatric Solutions, Inc. (a)(b)                    17,800            717,518
Sciele Pharmaceutical, Inc. (a)(b)                    22,000            520,960
Sirona Dental Systems, Inc. (a)                        9,700            334,262
Techne Corp. (b)                                       2,700            154,170
Ventana Medical Systems, Inc. (a)(b)                  10,100            423,190
West Pharmaceutical Services, Inc. (a)                 7,400            343,582
                                                                   ------------
                                                                      9,291,247
                                                                   ------------
INDUSTRIALS 20.6%
Brady Corp. (a)                                        5,600            174,720
Clarcor, Inc. (a)                                     13,500            429,300
CRA Int'l. Inc (a)(b)                                 16,800            876,624
Curtiss-Wright Corp. (a)                              18,000            693,720
Dynamic Materials Corp. (a)                           17,400            569,328
ESCO Technologies, Inc. (a)(b)                        17,500            784,350
Forward Air Corp. (a)                                 23,100            759,528
G&K Services, Inc.                                     7,700            279,356
Genlyte Group, Inc. (a)(b)                             8,700            613,785
Healthcare Services Group (a)                         16,000            458,400
Heartland Express, Inc. (a)                           56,100            890,868
Heico Corp.                                           10,800            338,580
IDEX Corp.                                            16,900            859,872
Interline Brands, Inc. (a)(b)                         17,000            372,640
Moog, Inc. (b)                                        22,900            953,785
NCI Building Systems, Inc. (a)(b)                      9,800            467,852
Resources Connection, Inc. (a)(b)                     10,700            342,293
Toro Co. (a)                                          15,200            778,848
Wabtec Corp.                                          22,500            776,025
Waste Connections, Inc. (a)(b)                        26,100            781,434
Woodward Governor Co.                                 11,900            489,923
                                                                   ------------
                                                                     12,691,231
                                                                   ------------
INFORMATION TECHNOLOGY 18.9%
Ansys, Inc. (a)(b)                                    22,200          1,127,094
aQuantive, Inc. (a)(b)                                15,800            440,978
Cognex Corp. (a)                                      27,400            593,758
Daktronics, Inc. (a)                                  23,900            655,816
Diodes, Inc. (a)(b)                                   23,600            822,460
Flir Systems, Inc. (a)(b)                             21,000            749,070
Formfactor, Inc. (a)(b)                               20,900            935,275
Hyperion Solutions Corp. (b)                          11,300            585,679
Kronos Inc. (a)(b)                                    22,800          1,219,800
Micros Systems, Inc. (b)                              20,700          1,117,593
Power Integrations, Inc. (b)                          20,700            468,855
Progress Software Corp. (b)                           24,200            755,040
Rofin-Sinar Technologies, Inc. (b)                     8,900            526,702
Supertex, Inc. (a)(b)                                 12,900            428,409
Trimble Navigation Ltd. (b)                           20,200            542,168
Websense, Inc. (a)(b)                                 28,000            643,720
                                                                   ------------
                                                                     11,612,417
                                                                   ------------
MATERIALS 3.9%
Aptargroup, Inc.                                      14,500            970,485
Carpenter Technology Corp. (a)                         5,000            603,800
RTI Int'l. Metals, Inc. (b)                            9,300            846,393
                                                                   ------------
                                                                      2,420,678
                                                                   ------------
UTILITIES 0.7%
Atmos Energy Corp.                                    14,400            450,432
                                                                   ------------
TOTAL COMMON STOCKS
  (COST $47,325,957)                                                 58,678,769
                                                                   ------------
MONEY MARKET FUNDS 25.1%
State Street Navigator Securities Lending
  Prime Portfolio (d)
  (Cost $15,447,034)                              15,447,034         15,447,034
                                                                   ------------

                                                PRINCIPAL AMOUNT       VALUE
                                                    (M=$1000)        (Note 2)
-------------------------------------------------------------------------------
CORPORATE SHORT-TERM NOTES 3.2%
Prudential Funding
  5.2%, 04/02/07                                      2,000M       $  1,999,422
                                                                   ------------
TOTAL INVESTMENTS 123.6%
  (COST $64,772,413)**                                               76,125,225

EXCESS OF LIABILITIES OVER OTHER ASSETS (23.6)%                     (14,531,601)
                                                                   ------------
NET ASSETS 100.0%                                                  $ 61,593,624
                                                                   ============

FOOTNOTES

(a) All or a portion of this security was on loan at March 31, 2007. The aggregate cost and market value of securities on loan at March 31, 2007 is $11,872,383 and $14,509,964, respectively.
(b)   Non-income producing
(c)   Real Estate Investment Trusts
(d) Money market mutual fund registered under the Investment Company Act of 1940, as amended, and advised by SSgA Funds Management, Inc., an affiliate of State Street Bank and Trust Company. This amount represents cash collateral received from securities lending activity (see Note 2).
** Cost for federal income tax purposes is substantially similar. At March 31, 2007 unrealized appreciation for federal income tax purposes aggregated $11,352,811 of which $12,290,139 related to appreciated securities and $937,328 related to depreciated securities.

    The accompanying notes are an integral part of the financial statements.

NOTE 1:

ORGANIZATION: The Sentinel Variable Products Trust (the "Trust") is an open-end investment company, registered under the Investment Company Act of 1940 as amended, which continuously offers its shares to separate accounts of National Life Insurance Company to serve as investment vehicles for variable life insurance policies and annuity contracts. The Trust consists of six separate and distinct funds: Balanced, Bond, Common Stock, Mid Cap Growth, Money Market and Small Company, all of which are diversified.

NOTE 2:

SECURITY VALUATION: Equity securities that are traded on a national securities exchange and over-the-counter securities listed in the NASDAQ National Market System are valued at the last reported sales price or official closing price on the principal exchange on which they are traded on the date of determination as of the close of business of the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, each day that the NYSE is open for business. Securities for which no sale was reported on the valuation date are valued at the mean between the last reported bid and asked prices. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the current bid and asked prices. Fixed income securities are valued on the basis of valuations provided by independent pricing services. The mean of the current bid and ask prices is used for valuation purposes. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, will be fair valued under procedures adopted by the Fund's board. The board has delegated this responsibility to a pricing committee, subject to its review and supervision.

Short-term securities maturing in 60 days or less are valued at cost plus accrued interest earned, which approximates market value. Money market securities are valued at amortized cost, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

SECURITIES LENDING: Under an agreement with SSB, the Funds may lend their securities, up to 50% of each Fund's portfolio before taking into account the securities loan, to certain approved brokers, dealers and other financial institutions. Each loan is collateralized by cash in an amount equivalent to a value of 102% (domestic) or 105% (foreign) of the market value of the loaned securities. Any adjustments in collateral required to maintain those levels due to market value fluctuations are made the next business day. The cash collateral is invested in a registered money market fund advised by State Street Global Advisors, a subsidiary of SSB. A portion of the income generated by the investment of the collateral, net of any rebates paid by SSB to the borrowers, is remitted to SSB as lending agent, and the remainder is paid to the Fund. The Fund receives from the borrower all accrued dividend and interest amounts while the securities are out on loan. The Fund retains certain ownership rights as to the loaned securities when retaining such rights is considered to be in the Fund's best interest. Generally, in the event of borrower default, the Fund has the right to use the collateral to offset any losses incurred. In the event the Fund is delayed or prevented from exercising its right to dispose of the collateral, there may be a potential loss to the Fund. The Fund bears the risk of loss with respect to the investment of the collateral. The income earned by each Fund from securities lending is included in its Statement of Operations.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) were effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

SEPARATE CERTIFICATIONS FOR EACH PRINCIPAL EXECUTIVE OFFICER AND PRINCIPAL FINANCIAL OFFICER OF THE REGISTRANT AS REQUIRED BY RULE 30A-2(A) UNDER THE 1940 ACT (17 CFR 270.30A-2(A)). Filed herewith as an exhibit.

SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


      Sentinel Variable Products Trust


      By                         /s/ Thomas P. Malone
                                 ---------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date                       05/25/2007


      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

      By                         /s/ Christian W. Thwaites
                                 -------------------------
                                 Christian W. Thwaites
                                 President and Chief Executive Officer

      Date                       05/18/2007


      By                         /s/ Thomas P. Malone
                                 ---------------------
                                 Thomas P. Malone
                                 Vice President & Treasurer

      Date                       05/25/2007